State Street SPDR SP Emerging Markets ex-China ETF Annual Fund Operating Expenses - State Street SPDR SP Emerging Markets ex-China ETF - State Street SPDR SP Emerging Markets ex-China ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.19%